Segment Reporting	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

12 Segment Reporting

Based on management’s assessment, the Company has determined that it has two operating segments as follows:

1)	Telemedicine and other services
2)	Sale of medicine and medical devices

	As of June, 30
	2024	2023	2022
	US$	US$	US$

Telemedicine and other services	12,857,688	6,898,166	6,125,438
Sale of medicine and medical devices	1,110,847	976,720	863,411
Total revenue	13,968,535	7,874,886	6,988,849

Telemedicine and other services	10,487,767	5,948,232	4,283,480
Sale of medicine and medical services	942,395	831,660	770,263
Total cost of revenue	11,430,162	6,779,892	5,053,743

The following tables present summary information by segment for the years ended June 30, 2024, 2023 and 2022, respectively:

	Years Ended June 30, 2024
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US$	US$	US$

Revenue	12,857,688	1,110,847	13,968,535
Gross profit	2,369,921	168,452	2,538,373
Loss before income tax expense	(15,357,637)	(264,349)	(15,621,986)
Net loss	(15,338,443)	(264,349)	(15,602,792)

Total reportable assets	7,328,740	621,875	7,950,615

	Years Ended June 30, 2023
	Telemedicine services	Sale of medicine and medical devices	Consolidated totals
	US$	US$	US$

Revenue	6,898,166	976,720	7,874,886
Gross profit	949,934	145,060	1,094,994
Loss before income tax expense	(2,965,165)	(248,195)	(3,213,360)
Net loss	(2,965,165)	(248,195)	(3,213,360)

Total reportable assets	3,121,643	320,896	3,442,539

12	Segment Reporting (continued)

	Years Ended June 30, 2022
	Telemedicine services	Sale of medicine and medical devices	Consolidated totals
	US$	US$	US$

Revenue	6,125,438	863,411	6,988,849
Gross profit	1,841,958	93,148	1,935,106
Income (loss) before income tax expense	329,827	(71,355)	258,472
Net income (loss)	164,052	(71,355)	92,697

Total reportable assets	10,529,651	225,973	10,755,624

The Company sells at one geographical location which is Singapore.